Subsidiaries and Investments Accounted for the Equity Method	12 Months Ended
Mar. 31, 2026
Disclosure of subsidiaries [abstract]
Subsidiaries and Investments Accounted for the Equity Method

37. Subsidiaries and Investments Accounted for Using the Equity Method

(1)　Information on Subsidiaries

The Group’s consolidated financial statements include the following subsidiaries.

			Percentage of ownership
Name	Primary business activities	Country of incorporation	March 31, 2025	March 31, 2026
PayPay Card Corporation	Credit card business	Japan	100	100
PayPay India Private Limited	Software development	India	100	100
PayPay Bank Corporation (1)	Banking business	Japan	6	76
PayPay Securities Corporation (2)	Security intermediary business	Japan	29	75
PPSC Investment Service Corporation (3)	PayPay Point investment-related business	Japan	29	75
Credit Engine, Inc. (4)	Software development	Japan	100	100
LENDY Servicing, Inc. (5)	Servicer	Japan	100	100
CE Asset, Inc. (5)	Servicer	Japan	100	100
Credit Engine Asia Pte. Ltd. (6)	Servicer	Singapore	100	—

(1)
The Group consolidated the financial statements of PayPay Bank Corporation retrospectively from April 1, 2022 as PayPay Bank Corporation was acquired through a business combination of entities under common control with Z Financial Corporation (currently LY Corporation), a subsidiary of SBG. Refer to Note 7, Business Combinations, for details.
(2)
The Group consolidated the financial statements of PayPay Securities Corporation retrospectively from April 1, 2022 as PayPay Securities Corporation was acquired through a business combination of entities under common control with SoftBank Corp. and LY Corporation, subsidiaries of SBG. Refer to Note 7, Business Combinations, for details.
(3)
PPSC Investment Service Corporation is a subsidiary of PayPay Securities Corporation.
(4)
Effective April 1, 2025, Credit Engine Group, Inc. absorbed Credit Engine, Inc., its wholly owned subsidiary, with Credit Engine Group, Inc. as the surviving company and Credit Engine, Inc. as the disappearing company.
(5)
These companies are subsidiaries of Credit Engine, Inc. (formerly Credit Engine Group, Inc.).
(6)
 The liquidation of Credit Engine Asia Pte. Ltd. was completed, effective September 1, 2025.

(2)　Summarized Financial Information and Other Information on a Subsidiary with Significant Non-controlling Interests

The summarized financial information and other information on subsidiaries with significant non-controlling interests for the years ended March 31, 2024, 2025 and 2026 are as follows.

PayPay Bank Corporation

General Information

	March 31, 2024	March 31, 2025	March 31, 2026
Ownership of the non-controlling interests (%) (1)(2)	94	94	24
(1)
Non-controlling interests of PayPay Bank Corporation represent the share of PayPay Bank Corporation not owned by the Company’s ultimate parent company, SBG, prior to the actual date of the business combination of entities under common control on April 11, 2025. Such interests arise as the Company applied the pooling of interests method of accounting for the acquisition of PayPay Bank Corporation retrospectively.
(2)
On April 11, 2025, the Company acquired 47.1% of the common shares and all non-voting Class A preferred shares of PayPay Bank Corporation from Mitsui Sumitomo Insurance Co., Ltd. and SBG’s subsidiary, Z Financial Corporation (currently LY Corporation), with such preferred shares subsequently converted into common shares on April 28, 2025, resulting in an ownership interest of 75.5%. Refer to Note 7, Business Combinations for further details.

		(In millions of yen)
	March 31, 2025	March 31, 2026
Accumulated amount attributable to non-controlling interests in PayPay Bank Corporation	119,427	33,249

			(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Profit for the year attributable to non-controlling interests in PayPay Bank Corporation	5,037	5,052	2,745

Summarized financial information

		(In millions of yen)
	March 31, 2025	March 31, 2026
Total assets	2,179,939	3,155,448
Total liabilities	2,048,079	3,019,577
Total shareholders’ equity	131,860	135,871

			(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Total revenue	43,322	49,658	65,745
Profit for the year	5,483	5,368	10,844
Total comprehensive income for the year, net of tax	4,351	1,915	7,444

			(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Net cash provided by operating activities	38,709	82,238	592,220
Net cash used in investing activities	(238,302)	(102,940)	(618,910)
Net cash provided by (used in) financing activities	77,686	(3,645)	104,578
Effect of exchange rate changes on cash and cash equivalents	392	(11)	—
Increase (decrease) in cash and cash equivalents	(121,515)	(24,358)	77,888

(3)　Investments Accounted for Using the Equity Method

The consolidated financial statements of the Group include the following investments accounted for using the equity method:

			Percentage of ownership
Name	Primary business activities	Country of incorporation	March 31, 2025	March 31, 2026
PayPay SC Corporation	Merchant acquisition agent	Japan	34	34
Binance Japan Inc.(1)	Cryptocurrency exchange business	Japan	—	40
(1)
The Group acquired shares of Binance Japan Inc. in September 2025.

Financial information of individually immaterial investments accounted for using the equity method is as follows:

Information on investments accounted for using the equity method as of March 31, 2025 is omitted as it is immaterial.

(In millions of yen)
March 31, 2026
Carrying amounts	12,762

(In millions of yen)
For the year ended
March 31, 2026
Share of loss	(137)
Share of total comprehensive loss	(137)

(4)　Structured Entities

The Group’s consolidated structured entities include money trusts established and operated for specific purposes, and trusts established to facilitate securitization transactions for the Group’s receivables. Although the Group does not hold voting rights or similar rights in these trusts, the Group has the power to direct the relevant activities under the trust agreements and other contractual arrangements. In addition, the Group is exposed to variable returns associated with income and other economic benefits generated by these trusts. Furthermore, the Group has the ability to affect the amount of such variable returns through its power over these trusts. Accordingly, the Group has determined that it controls these trusts and consolidates them. Except for additional trust contributions required to satisfy safeguarding obligations under the Payment Services Act, and for subordinated beneficial interests in securitization trusts, the Group has no contractual obligation to provide significant financial or other support to any of these trusts. In addition, the Group has not provided, and does not intend to provide, significant financial or other support to its consolidated structured entities. Additionally, the Group has no material unconsolidated structured entities.